Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE TABLE

Year	SCT Total Comp. for PEO (1) ($)	Compensation Actually Paid to PEO (2) ($)	Average SCT Total Comp. for Non-PEO NEOs (3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (5) ($ in thousands)	Gross NOI (5) ($ in thousands)
					Total Share-holder Return (4) ($)	Peer Group Total Share-holder Return (4) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	4,604,645	9,864,105	1,939,325	3,385,392	169.96	96.00	134,526	447,298
2024	4,391,267	9,207,611	1,861,885	3,078,094	123.87	93,87	57,117	435,197
2023	4,783,991	5,890,614	1,998,051	2,020,535	96.38	89.47	3,204	440,631
2022	11,213,094	7,924,741	2,692,700	1,773,405	85.32	80.34	(99,515)	459,704
2021	10,359,985	11,358,031	2,174,763	2,353,588	104.00	107.05	(152,731)*	89,046*
							(486,413)**	368,304**

* Results for Successor Period, November 1 – December 31, 2021. See Footnote (5) below for additional information.

** Results for Predecessor Period, January 1 – October 31, 2021. See Footnote (5) below for additional information.

(1) The principal executive officer (“PEO”) for all years included in the table is Stephen D. Lebovitz, our Chief Executive Officer. The dollar amounts reported in column (b) are the amounts of total compensation reported for Stephen D. Lebovitz for each corresponding year in the “Total Compensation” column of the Summary Compensation Table presented in the Company’s annual meeting proxy statements for the relevant periods.

(2) The dollar amounts reported in column (c) and (e) reflect CAP as computed in accordance with SEC rules. Stock compensation in the SCT is reflective of the grant date fair value of awards granted in the respective years. See tables below for the detail of the adjustments made to the SCT in the calculation of CAP. The CAP reflected below does not reflect the actual amount of compensation paid out to our NEOs during the applicable year as it includes changes in the value of stock compensation for awards which remained unvested at the end of the applicable year.

PEO Reconciliation of SCT Total Compensation to CAP
	2025	2024	2023	2022	2021
SCT Total Compensation for PEO	$4,604,645	$4,391,267	$4,783,991	$11,213,094	$10,359,985
Adjustments:
Remove stock compensation included in SCT Total Compensation (A)	(1,723,203)	(1,599,513)	(2,353,752)	(9,046,372)	(8,271,000)
Add fair value as of vesting date of awards granted during the year that vested during the year (B)	—	—	—	2,355,037	—
Add fair value of awards granted during the year that were outstanding and unvested as of year-end (B)	2,642,229	2,333,332	1,942,699	5,454,982	9,216,000
Add (subtract) changes in fair value from prior year-end to current year-end for awards granted in prior years that were outstanding and unvested as of year-end (B)	1,132,868	1,608,208	(346,304)	(1,838,250)	—
Add (subtract) changes in fair value from prior year-end to vesting date of awards granted in prior years that vested during the year (B)	2,925,846	2,172,811	824,937	(438,750)	53,046
Subtract fair value as of prior year-end for awards granted in prior years that are deemed to fail to meet the applicable vesting conditions during the year (B)	—	—	—	—	—
Add dividends paid on unvested awards (C)	281,720	301,506	1,039,043	225,000	—
Total Adjustments	5,259,460	4,816,344	1,106,623	(3,288,353)	998,046
CAP for PEO	$9,864,105	$9,207,611	$5,890,614	$7,924,741	$11,358,031

Non-PEO Reconciliation of Average SCT Total Compensation to Average CAP
	2025	2024	2023	2022	2021
Average SCT Total Compensation for Non-PEO NEOs	$1,939,325	$1,861,885	$1,998,051	$2,692,700	$2,174,763
Adjustments:
Remove stock compensation included in SCT Total Compensation (A)	(903,067)	(846,741)	(1,213,731)	(1,507,724)	(1,447,425)
Add fair value as of vesting date of awards granted during the year that vested during the year (B)	—	—	—	392,498	—
Add fair value of awards granted during the year that were outstanding and unvested as of year-end (B)	1,344,618	1,212,392	1,005,002	681,875	1,612,800
Add (subtract) changes in fair value from prior year-end to current year-end for awards granted in prior years that were outstanding and unvested as of year-end (B)	528,322	507,260	(35,563)	(229,781)	—
Add (subtract) changes in fair value from prior year-end to vesting date of awards granted in prior years that vested during the year (B)	384,578	269,465	101,766	(122,738)	13,450
Subtract fair value as of prior year-end for awards granted in prior years that are deemed to fail to meet the applicable vesting conditions during the year (B)	—	—	—	(172,800)	—
Add dividends paid on unvested awards (C)	91,616	73,833	165,010	39,375	—
Total Adjustments	1,446,067	1,216,209	22,484	(919,295)	178,825
Average CAP for Non-PEO NEOs	$3,385,392	$3,078,094	$2,020,535	$1,773,405	$2,353,588

(A)
The amounts included in this row are the amounts reported in the “Stock Awards” column of the SCT for each applicable year.
(B)
The equity award adjustments for each applicable year were calculated in accordance with the methodology required by the SEC’s PvP Rules. In calculating the necessary adjustments to the SCT, fair values of equity awards were determined as follows:
•
The fair values reported for CAP purposes for PSUs granted in years 2018 through 2025 based on three-year performance cycles were determined in accordance with FASB ASC 718 and were estimated using a Monte Carlo Simulation model, which consisted of computing the fair value using the Company’s simulated stock price as well as TSR over the applicable performance period. These PSUs ultimately vest based on measured performance through the end of the three-year performance period for both metrics. The fair value of PSUs granted in 2022 was estimated using a Monte Carlo Simulation model, which consisted of computing the fair value using the Company’s simulated stock price as well as TMR during each annual performance period, with the exception of (i) the PSUs that vested for each of our NEOs on December 31, 2025 (as shown in the 2025 Option Exercises and Stock Vested Table on page 58 in this proxy statement), which are valued based on the closing price for our Common Stock on the NYSE on the last trading day of fiscal year 2025 (December 31) of $37.00 per share; (ii) the PSUs that vested for each of our NEOs on December 31, 2024, which are valued based on the closing price for our Common Stock on the NYSE on the last trading day of fiscal year 2024 (December 31) of $29.41 per share; (iii) the PSUs that vested for each of our NEOs on December 31, 2023, which are valued based on the closing price for our Common Stock on the NYSE on the last trading day of fiscal year 2023 (December 29) of $24.42 per share; and (iv) the PSUs that vested for each of our NEOs on December 31, 2022, which are valued based on the closing price for our Common Stock on the NYSE on the last trading day of fiscal year 2022 (December 30) of $23.08 per share.
•
The fair value of restricted stock reflects the average of the high and low sales prices of our Common Stock on the last trading day of each respective year multiplied times the number of shares outstanding or, for awards that vested during the year, the average of the high and low sales prices of our Common Stock on the vesting date multiplied by the number of shares that vested.
•
For additional information, refer to Note 16 – Share-Based Compensation in the Company’s audited financial statements contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025, filed with the SEC, that accompanies this Proxy Statement (the “2025 Form 10-K”).
(C)
For outstanding shares of restricted stock that have not vested, the recipients of such awards, including our NEOs, receive dividend payments on restricted stock prior to vesting. These amounts reflect the dividends actually paid with respect to unvested restricted stock in the applicable year.

(3) The dollar amounts reported in column (d) represent the average of the total compensation amounts reported for the Company’s NEOs as a group (excluding the PEO) in the “Total Compensation” column of the Summary Compensation Table in each applicable year. The non-PEO NEOs for 2023, 2024 and 2025 are Benjamin W. Jaenicke, Michael I. Lebovitz, Katie A. Reinsmidt and Jeffery V. Curry. The non-PEO NEOs for 2021 and 2022 are Farzana Khaleel, Michael I. Lebovitz, Katie A. Reinsmidt and Jeffery V. Curry.

(4) CBL total shareholder return in column (f) is based on an assumed $100 invested on November 2, 2021 (the first day of trading on the NYSE following the Company’s emergence from Chapter 11 reorganization and the NYSE listing), at the market close, through December 31, 2021, December 31, 2022, December 31, 2023, December 31, 2024 and December 31, 2025, respectively, with all dividends reinvested. Peer group total shareholder return in column (g) is based on a similar $100 investment on November 2, 2021, in the FTSE NAREIT All Equity REITs Index, with all dividends reinvested (the same industry peer group utilized in the stock performance graph presented in Part II, Item 5 of our 2025 Form 10-K). Pursuant to applicable SEC guidance, total shareholder return information for periods prior to November 2, 2021 is not included in the PvP table due to the impact of our Chapter 11 reorganization.

(5) Amounts shown in column (h) represent Net Income (Loss) (dollars in thousands) as reported in the Company’s Consolidated Statements of Operations in the 2025 Form 10-K for the fiscal years ended December 31, 2025, 2024 and 2023, and as reported in the Company’s Consolidated Statements of Operations in its Annual Report on Form 10-K for the fiscal year ended December 31, 2022, as previously filed with the SEC (the “2022 Form 10-K”). Amounts shown: (i) for the Successor period comprised of the two months ended December 31, 2021 and (ii) for the Predecessor period comprised of the ten months ended October 31, 2021, represent the amounts as reported for such period in in the Company’s Consolidated Statements of Operations in the Company’s Annual Report on Form 10-K for the year ended December 31, 2021, as previously filed with the SEC (the “2021 Form 10-K”).

Amounts shown in column (i) represent the Operating Partnership’s Share of Total NOI (“Gross NOI”) as reported in the Company’s Management’s Discussion and Analysis of Financial Condition and Results of Operations section in the 2025 Form 10-K for the fiscal years ended December 31, 2025, 2024 and 2023. Amounts shown: (i) for the Successor period comprised of the fiscal year ended December 31, 2022 and the two months ended December 31, 2021 and (ii) for the Predecessor period comprised of the ten months ended October 31, 2021 represent the amounts as reported in the Company’s Management’s Discussion and Analysis of Financial Condition and Results of Operations section in the 2022 Form 10-K.

As discussed in Note 1 – Organization and in Note 19 – Fresh Start Accounting in the Company’s audited financial statements contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023, as previously filed with the SEC (the “2023 Form 10-K”), upon the Company’s emergence from Chapter 11 reorganization pursuant to the Chapter 11 Cases, the Company adopted fresh start accounting, which resulted in a new basis of accounting and the Company becoming a new entity for financial reporting purposes. As a result of the application of fresh start accounting and the effects of the implementation of the Plan, the consolidated financial statements after the Effective Date (November 1, 2021) are not comparable with the consolidated financial statements on or before that date. The lack of comparability is emphasized in the Company’s Consolidated Statements of Operations included in the 2023 Form 10-K and the 2022 Form 10-K by the use of a “black line” to separate the Predecessor (defined below) and Successor (defined below) Periods in the consolidated financial statements and footnote tables. References to “Successor” or “Successor Company” relate to the financial position and results of operations of the Company after the Effective Date. References to "Predecessor" or "Predecessor Company" refer to the financial position and results of operations of the

Company on or before the Effective Date. See Note 1 – Organization and in Note 19 – Fresh Start Accounting in the Company’s audited financial statements contained in the 2023 Form 10-K, as previously filed with the SEC, for additional information.

Company Selected Measure Name			Gross NOI
Named Executive Officers, Footnote

(1) The principal executive officer (“PEO”) for all years included in the table is Stephen D. Lebovitz, our Chief Executive Officer. The dollar amounts reported in column (b) are the amounts of total compensation reported for Stephen D. Lebovitz for each corresponding year in the “Total Compensation” column of the Summary Compensation Table presented in the Company’s annual meeting proxy statements for the relevant periods.

PEO Total Compensation Amount			$ 4,604,645	$ 4,391,267	$ 4,783,991	$ 11,213,094	$ 10,359,985
PEO Actually Paid Compensation Amount			$ 9,864,105	9,207,611	5,890,614	7,924,741	11,358,031
Adjustment To PEO Compensation, Footnote

(2) The dollar amounts reported in column (c) and (e) reflect CAP as computed in accordance with SEC rules. Stock compensation in the SCT is reflective of the grant date fair value of awards granted in the respective years. See tables below for the detail of the adjustments made to the SCT in the calculation of CAP. The CAP reflected below does not reflect the actual amount of compensation paid out to our NEOs during the applicable year as it includes changes in the value of stock compensation for awards which remained unvested at the end of the applicable year.

PEO Reconciliation of SCT Total Compensation to CAP
	2025	2024	2023	2022	2021
SCT Total Compensation for PEO	$4,604,645	$4,391,267	$4,783,991	$11,213,094	$10,359,985
Adjustments:
Remove stock compensation included in SCT Total Compensation (A)	(1,723,203)	(1,599,513)	(2,353,752)	(9,046,372)	(8,271,000)
Add fair value as of vesting date of awards granted during the year that vested during the year (B)	—	—	—	2,355,037	—
Add fair value of awards granted during the year that were outstanding and unvested as of year-end (B)	2,642,229	2,333,332	1,942,699	5,454,982	9,216,000
Add (subtract) changes in fair value from prior year-end to current year-end for awards granted in prior years that were outstanding and unvested as of year-end (B)	1,132,868	1,608,208	(346,304)	(1,838,250)	—
Add (subtract) changes in fair value from prior year-end to vesting date of awards granted in prior years that vested during the year (B)	2,925,846	2,172,811	824,937	(438,750)	53,046
Subtract fair value as of prior year-end for awards granted in prior years that are deemed to fail to meet the applicable vesting conditions during the year (B)	—	—	—	—	—
Add dividends paid on unvested awards (C)	281,720	301,506	1,039,043	225,000	—
Total Adjustments	5,259,460	4,816,344	1,106,623	(3,288,353)	998,046
CAP for PEO	$9,864,105	$9,207,611	$5,890,614	$7,924,741	$11,358,031

Non-PEO NEO Average Total Compensation Amount			$ 1,939,325	1,861,885	1,998,051	2,692,700	2,174,763
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,385,392	3,078,094	2,020,535	1,773,405	2,353,588
Adjustment to Non-PEO NEO Compensation Footnote

Non-PEO Reconciliation of Average SCT Total Compensation to Average CAP
	2025	2024	2023	2022	2021
Average SCT Total Compensation for Non-PEO NEOs	$1,939,325	$1,861,885	$1,998,051	$2,692,700	$2,174,763
Adjustments:
Remove stock compensation included in SCT Total Compensation (A)	(903,067)	(846,741)	(1,213,731)	(1,507,724)	(1,447,425)
Add fair value as of vesting date of awards granted during the year that vested during the year (B)	—	—	—	392,498	—
Add fair value of awards granted during the year that were outstanding and unvested as of year-end (B)	1,344,618	1,212,392	1,005,002	681,875	1,612,800
Add (subtract) changes in fair value from prior year-end to current year-end for awards granted in prior years that were outstanding and unvested as of year-end (B)	528,322	507,260	(35,563)	(229,781)	—
Add (subtract) changes in fair value from prior year-end to vesting date of awards granted in prior years that vested during the year (B)	384,578	269,465	101,766	(122,738)	13,450
Subtract fair value as of prior year-end for awards granted in prior years that are deemed to fail to meet the applicable vesting conditions during the year (B)	—	—	—	(172,800)	—
Add dividends paid on unvested awards (C)	91,616	73,833	165,010	39,375	—
Total Adjustments	1,446,067	1,216,209	22,484	(919,295)	178,825
Average CAP for Non-PEO NEOs	$3,385,392	$3,078,094	$2,020,535	$1,773,405	$2,353,588

Equity Valuation Assumption Difference, Footnote
(B)
The equity award adjustments for each applicable year were calculated in accordance with the methodology required by the SEC’s PvP Rules. In calculating the necessary adjustments to the SCT, fair values of equity awards were determined as follows:
•
The fair values reported for CAP purposes for PSUs granted in years 2018 through 2025 based on three-year performance cycles were determined in accordance with FASB ASC 718 and were estimated using a Monte Carlo Simulation model, which consisted of computing the fair value using the Company’s simulated stock price as well as TSR over the applicable performance period. These PSUs ultimately vest based on measured performance through the end of the three-year performance period for both metrics. The fair value of PSUs granted in 2022 was estimated using a Monte Carlo Simulation model, which consisted of computing the fair value using the Company’s simulated stock price as well as TMR during each annual performance period, with the exception of (i) the PSUs that vested for each of our NEOs on December 31, 2025 (as shown in the 2025 Option Exercises and Stock Vested Table on page 58 in this proxy statement), which are valued based on the closing price for our Common Stock on the NYSE on the last trading day of fiscal year 2025 (December 31) of $37.00 per share; (ii) the PSUs that vested for each of our NEOs on December 31, 2024, which are valued based on the closing price for our Common Stock on the NYSE on the last trading day of fiscal year 2024 (December 31) of $29.41 per share; (iii) the PSUs that vested for each of our NEOs on December 31, 2023, which are valued based on the closing price for our Common Stock on the NYSE on the last trading day of fiscal year 2023 (December 29) of $24.42 per share; and (iv) the PSUs that vested for each of our NEOs on December 31, 2022, which are valued based on the closing price for our Common Stock on the NYSE on the last trading day of fiscal year 2022 (December 30) of $23.08 per share.
•
The fair value of restricted stock reflects the average of the high and low sales prices of our Common Stock on the last trading day of each respective year multiplied times the number of shares outstanding or, for awards that vested during the year, the average of the high and low sales prices of our Common Stock on the vesting date multiplied by the number of shares that vested.
•
For additional information, refer to Note 16 – Share-Based Compensation in the Company’s audited financial statements contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025, filed with the SEC, that accompanies this Proxy Statement (the “2025 Form 10-K”).

Total Shareholder Return Vs Peer Group

(4) CBL total shareholder return in column (f) is based on an assumed $100 invested on November 2, 2021 (the first day of trading on the NYSE following the Company’s emergence from Chapter 11 reorganization and the NYSE listing), at the market close, through December 31, 2021, December 31, 2022, December 31, 2023, December 31, 2024 and December 31, 2025, respectively, with all dividends reinvested. Peer group total shareholder return in column (g) is based on a similar $100 investment on November 2, 2021, in the FTSE NAREIT All Equity REITs Index, with all dividends reinvested (the same industry peer group utilized in the stock performance graph presented in Part II, Item 5 of our 2025 Form 10-K). Pursuant to applicable SEC guidance, total shareholder return information for periods prior to November 2, 2021 is not included in the PvP table due to the impact of our Chapter 11 reorganization.

Tabular List, Table

Tabular List of Financial Performance Measures

The most important financial performance measures used by the Company in setting pay-for-performance compensation for the most recently completed fiscal year are described in the table below. The manner in which these measures, together with certain non-financial performance measures, determine the amounts of incentive compensation paid to our named executive officers is described above in the Compensation Discussion and Analysis section of this proxy statement.

Significant Financial Performance Measures
Total Shareholder Return
Gross NOI
Adjusted Funds From Operations (AFFO)

Total Shareholder Return Amount			$ 169.96	123.87	96.38	85.32	104
Peer Group Total Shareholder Return Amount			$ 96	$ 9,387	$ 89.47	$ 80.34	$ 107.05
Company Selected Measure Amount	89,046,000	368,304,000	447,298,000	435,197,000	440,631,000	459,704,000
PEO Name			Stephen D. Lebovitz	Stephen D. Lebovitz	Stephen D. Lebovitz	Stephen D. Lebovitz	Stephen D. Lebovitz
Net Income (Loss)	$ (152,731,000)	$ (486,413,000)	$ 134,526,000	$ 57,117,000	$ 3,204,000	$ (99,515,000)
Measure:: 1
Pay vs Performance Disclosure
Name			Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name			Gross NOI
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Funds From Operations (AFFO)
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 5,259,460	4,816,344	1,106,623	(3,288,353)	$ 998,046
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,723,203)	(1,599,513)	(2,353,752)	(9,046,372)	(8,271,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,642,229	2,333,332	1,942,699	5,454,982	9,216,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,132,868	1,608,208	(346,304)	(1,838,250)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						2,355,037
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,925,846	2,172,811	824,937	(438,750)	53,046
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			281,720	301,506	1,039,043	225,000
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,446,067	1,216,209	22,484	(919,295)	178,825
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(903,067)	(846,741)	(1,213,731)	(1,507,724)	(1,447,425)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,344,618	1,212,392	1,005,002	681,875	1,612,800
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			528,322	507,260	(35,563)	(229,781)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						392,498
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			384,578	269,465	101,766	(122,738)	$ 13,450
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(172,800)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 91,616	$ 73,833	$ 165,010	$ 39,375